Financial Investments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedules of financial investments

	2022	2021
	$m	$m
Treasury and other eligible bills	22,897	23,110
Debt securities	78,126	89,944
Equity securities	88,026	109,614
Trading securities	189,049	222,668
Loans and advances to banks[1]	8,769	7,767
Loans and advances to customers[1]	20,275	18,407
Year ended 31 Dec	218,093	248,842
1    Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.

14	Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

	2022				2021
	Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	$m	$m	$m	$m	$m	$m
Securities	3,079	38,529	41,608	2,251	42,062	44,313
– treasury and other eligible bills	649	95	744	599	31	630
– debt securities	2,430	3,969	6,399	1,652	5,177	6,829
– equity securities	—	34,465	34,465	—	36,854	36,854
Loans and advances to banks and customers	—	1,841	1,841	—	4,307	4,307
Other	—	1,614	1,614	—	1,184	1,184
At 31 Dec	3,079	41,984	45,063	2,251	47,553	49,804

Carrying amount of financial investments
	2022	2021
	$m	$m
Financial investments measured at fair value through other comprehensive income	256,817	348,972
– treasury and other eligible bills	86,749	100,158
– debt securities	168,264	246,998
– equity securities	1,696	1,770
– other instruments	108	46
Debt instruments measured at amortised cost	168,747	97,302
– treasury and other eligible bills	35,282	21,634
– debt securities	133,465	75,668
At 31 Dec	425,564	446,274

Weighted average yields of investment debt securities
	Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at fair value through other comprehensive income
US Treasury	1.0	1.3	1.3	2.3
US Government agencies	4.7	0.9	3.2	2.5
US Government-sponsored agencies	1.1	1.7	2.1	1.7
UK Government	0.5	0.8	0.4	1.3
Hong Kong Government	1.3	1.6	1.7	—
Other governments	2.3	3.0	2.9	3.7
Asset-backed securities	6.7	0.2	2.7	2.4
Corporate debt and other securities	3.4	1.8	2.5	2.2

Debt securities measured at amortised cost
US Treasury	10.2	3.4	3.8	2.8
US Government agencies	—	2.9	7.2	3.2
US Government-sponsored agencies	2.9	2.4	3.2	3.3
UK Government	—	—	0.7	0.9
Hong Kong Government	1.9	3.8	2.2	4.5
Other governments	2.1	4.2	3.6	3.8
Asset-backed securities	4.0	4.7	—	7.7
Corporate debt and other securities	3.2	3.2	3.3	4.0

HSBC Holdings carrying amount of financial investments
	2022	2021
	$m	$m
Debt instruments measured at amortised cost
– treasury and other eligible bills	12,796	19,508
– debt securities	6,670	6,686
At 31 Dec	19,466	26,194

Weighted average yields of investment debt securities
	Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at amortised cost
US Treasury	0.3	2.8	—	—

Equity instruments measured at fair value through other comprehensive income

Equity instruments measured at fair value through other comprehensive income
	Fair value	Dividends recognised
Type of equity instruments	$m	$m
Investments required by central institutions	690	24
Business facilitation	954	28
Others	52	2
At 31 Dec 2022	1,696	54

Investments required by central institutions	766	17
Business facilitation	954	24
Others	50	3
At 31 Dec 2021	1,770	44